Share-Based Payments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payments [Abstract]
Schedule of Equity Awards Activity

The following table presents a summary of employee equity awards comprised of Class A OpCo Units and the corresponding quantity of shares of Class B Common Stock outstanding, granted, forfeited, vested on an accelerated basis and redeemed included in the condensed consolidated statements of operations and comprehensive loss:

	Quantity		Calculated Value
	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)
Unvested, beginning of period	848,415	226,494	$5.21	$63.25
Granted	—	—	$—	$—
Forfeited	—	—	$—	$—
Vested	—	—	$—	$—
Accelerated	—	—	$—	$—
Unvested, end of period	848,415	226,494	$5.21	$63.25

The following table presents a summary of employee equity awards comprised of Class A OpCo Units and the corresponding quantity of shares of Class B Common Stock outstanding, granted, forfeited, vested on an accelerated basis and redeemed during the current year-to-date:

	Quantity		Calculated Value
	Period from June 8 – December 31, 2023 (Successor)	Period from January 1 – June 7, 2023 (Predecessor)	Period from June 8 – December 31, 2023 (Successor)	Period from January 1 – June 7, 2023 (Predecessor)
Unvested, beginning of period	1,895,122	226,494	$4.95	$63.25
Granted	—	—	$—	$—
Forfeited	(324,568)	—	$5.66	$—
Vested	(30,069)	(107,418)	$4.32	$63.18
Accelerated	(692,070)	—	$4.32	$—
Unvested, end of period	848,415	119,076	$4.62	$63.32

Schedule of Summary of RSU’s Outstanding, Granted, Forfeited, Vested and Accelerated During the Period

The following table presents a summary of RSU’s outstanding, granted, forfeited, vested and accelerated during the three months ended March 31, 2024 (Successor):

	Quantity	Fair Value
Unvested, beginning of period	443,221	$13.13
Granted	71,200	$9.26
Forfeited	—	$—
Vested	—	$—
Accelerated	(10,000)	$13.23
Unvested, end of period	504,421	$12.85

The following table presents a summary of RSU’s outstanding, granted, forfeited, vested and accelerated during the period from; June 8, 2023 through December 31, 2023 (Successor):

	Quantity	Fair Value
Unvested, beginning of period	—	$—
Granted	443,221	$13.43
Forfeited	—	$—
Vested	—	$—
Accelerated	—	$—
Unvested, end of period	443,221	$13.43

Schedule of Disaggregates the Variable Compensation Payable to BHES	The following table displays the fair value of shares distributed as payment for services rendered by BHES under the terms of the BHES JDA during the three-month periods described below:
	Quantity		Total Fair Value
	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)	Equivalent Value per Unit or per Share(1)
Membership Interests	—	9,210	$—	$1,943	$168.75
Class A OpCo Units	650,248	—	4,298	—	$5.29
Class B Common Stock	650,248	—	—	—	$—
Total			$4,298	$1,943

(1)      The Equivalent Value per Unit is the discounted price per membership interest or per share stipulated in the BHES JDA.

The table below displays the fair value of shares distributed as payment for services rendered by BHES under the terms of the BHES JDA.
	Quantity		Total Fair Value
	Period from June 8 – December 31, 2023 (Successor)	Period from January 1 – June 7, 2023 (Predecessor)	Period from June 8 – December 31, 2023 (Successor)	Period from January 1 – June 7, 2023 (Predecessor)	Equivalent Value per Unit or per Share(1)
Membership Interests	—	9,210	$—	$1,943	$168.75
Class A OpCo Units	1,236,265	296,160	8,172	1,958	$5.29
Class B Common Stock	1,236,265	296,160	—	—	$—
Total			$8,172	$3,901

(1)      The Equivalent Value per Unit is the discounted price per membership interest or per share stipulated in the BHES JDA.

Schedule of Disaggregates the Variable Compensation Payable to BHES	The following table disaggregates the variable compensation payable to BHES should it meet its milestone objectives:
	Performance Period End Date	Compensation Cost Incurred To Date	Remaining Compensation Cost	Total Compensation Cost
BHES JDA – variable share-based payments	January, 2027	$21,167	$6,178	$27,345

Schedule of Disaggregates the Variable Compensation Payable to BHES	The following table disaggregates the variable compensation payable to BHES should it meet its milestone objectives:
	Performance Period End Date	Compensation Cost Incurred To Date	Remaining Compensation Cost	Total Compensation Cost
BHES JDA – variable share-based payments	January 2027	$21,777	$5,568	$27,345